STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) - USD ($)	Unallocated Reserve	Trust Corpus	Total
Beginning Balance at Jan. 31, 2018	$ 10,606,675	$ 3
Units, Beginning Balance at Jan. 31, 2018	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 45,559,044		$ 45,559,044
First quarter's distribution paid	(5,904,005)
Second quarter's distribution paid	(2,886,402)
Third quarter's distribution paid	(12,332,809)
Fourth quarter's distribution declared/paid	(18,236,814)
Ending Balance at Jan. 31, 2019	$ 16,805,689	3
Units, Ending Balance at Jan. 31, 2019	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 30,055,752		30,055,752
First quarter's distribution paid	(11,676,809)
Second quarter's distribution paid	(2,755,202)
Third quarter's distribution paid	(11,414,409)
Fourth quarter's distribution declared/paid	(9,184,007)
Ending Balance at Jan. 31, 2020	$ 11,831,014	3	$ 11,831,017
Units, Ending Balance at Jan. 31, 2020	13,120,010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 23,407,647		$ 23,407,647
First quarter's distribution paid	(7,347,205)
Second quarter's distribution paid	(656,001)
Third quarter's distribution paid	(4,723,204)
Fourth quarter's distribution declared/paid	(6,035,205)
Ending Balance at Jan. 31, 2021	$ 16,477,046	$ 3	$ 16,477,049
Units, Ending Balance at Jan. 31, 2021	13,120,010		13,120,010